Partners' Capital (Weighted Average Schedule) (Details)	12 Months Ended
Dec. 31, 2014
Class of Stock [Line Items]
Diluted weighted average units outstanding: Weighted average limited partner common units outstanding (Units)	232,800,000
Dilutive effect of restricted units issued (Units)	400,000
Parent Company
Class of Stock [Line Items]
Basic and diluted earnings per unit: Weighted average limited partner common units outstanding (Units)	232,800,000
Total weighted average limited partner diluted common units outstanding (Units)	233,200,000.00